CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 4,908,487	$ 532,885
Accounts receivable	82,500	0
Marketable securities	421,698	0
Interest receivable	3,541	0
Prepaid assets	574,636	518,407
TOTAL CURRENT ASSETS	5,990,862	1,051,292
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	15,217	14,777
Furniture and fixtures, net	10,020	10,460
OTHER ASSETS
Investments	6,941,082	5,691,084
Intangible assets, net	406,406	541,875
Co-development rights, net	804,167	1,554,166
Right of use asset, net of accumulated amortization	29,104	59,783
Total other assets	8,180,759	7,846,908
TOTAL ASSETS	14,181,641	8,908,660
CURRENT LIABILITIES
Accounts payable	783,103	1,269,763
Accrued expenses	210,892	736,884
Convertible notes payable, net of debt discount of $0 and $435,635	0	1,087,873
Notes payable, current portion, in default	100,000	100,000
Right of use liability, current portion	29,865	42,305
Customer deposit	1,461,504	0
Derivative liability	0	1,041,484
Other current liabilities	120,000	235,000
TOTAL CURRENT LIABILITIES	2,705,364	4,513,309
LONG TERM LIABILITIES
SBA loan payable	150,000	150,000
Derivative liability warrants	409,500	359,250
Right of use liability, non-current portion	0	18,875
TOTAL LONG TERM LIABILITIES	559,500	528,125
TOTAL LIABILITIES	3,264,864	5,041,434
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 0 and 6,520 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	0	2
Common stock, $0.0001 par value, 150,000,000 shares authorized, 5,157,611 and 2,116,191 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	516	212
Additional paid-in capital	120,841,292	102,976,748
Common stock subscribed		541,875
Subscription receivable	(2,100,368)	(2,100,000)
Accumulated deficit	(108,375,858)	(98,036,713)
TOTAL STOCKHOLDERS' EQUITY - CONTROLLING INTERESTS	10,365,582	3,382,124
TOTAL STOCKHOLDERS' EQUITY - NONCONTROLLING INTERESTS	551,195	485,102
TOTAL STOCKHOLDERS' EQUITY	10,916,777	3,867,226
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,181,641	$ 8,908,660